Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000186112 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000186112 | 835495102 | Sonoco Products Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186112 | 92556V106 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186112 | 24906P109 | Dentsply Sirona, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186112 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000186112 | 879369106 | Teleflex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186112 | 76680R206 | RingCentral, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186112 | 707569109 | Penn Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186112 | 83001C108 | Six Flags Entertainment Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186112 | 693656100 | PVH Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186112 | Consumer Discretionary22266M104
Holdings [Line Items]
Percent of Total Investments	94.80%
C000186112 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	4.90%
C000186112 | Equity OptionAZO P3500_20260323_L_GOL
Holdings [Line Items]
Percent of Total Investments	0.30%
C000186112 | Health Care52886N133
Holdings [Line Items]
Percent of Total Investments	0.00%
C000186112 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000186112 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000186112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000186112 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000186112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000186112 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000186112 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000186112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000186112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000186112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000186112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000186112 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000186112 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000186112 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000186112 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000186112 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000186112 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000186112 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000186112 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000186112 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C000186112 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000186112 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(21.90%)
C000186112 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(32.80%)
C000211283 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211283 | 835495102 | Sonoco Products Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211283 | 92556V106 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211283 | 24906P109 | Dentsply Sirona, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211283 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211283 | 879369106 | Teleflex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211283 | 76680R206 | RingCentral, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211283 | 707569109 | Penn Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211283 | 83001C108 | Six Flags Entertainment Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211283 | 693656100 | PVH Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211283 | Consumer Discretionary22266M104
Holdings [Line Items]
Percent of Total Investments	94.80%
C000211283 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	4.90%
C000211283 | Equity OptionAZO P3500_20260323_L_GOL
Holdings [Line Items]
Percent of Total Investments	0.30%
C000211283 | Health Care52886N133
Holdings [Line Items]
Percent of Total Investments	0.00%
C000211283 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000211283 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000211283 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211283 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211283 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211283 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211283 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211283 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211283 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000211283 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000211283 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000211283 | Materials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000211283 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000211283 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000211283 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000211283 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000211283 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000211283 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000211283 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000211283 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000211283 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C000211283 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000211283 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(21.90%)
C000211283 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(32.80%)
C000186113 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000186113 | 835495102 | Sonoco Products Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186113 | 92556V106 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186113 | 24906P109 | Dentsply Sirona, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186113 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000186113 | 879369106 | Teleflex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186113 | 76680R206 | RingCentral, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186113 | 707569109 | Penn Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186113 | 83001C108 | Six Flags Entertainment Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186113 | 693656100 | PVH Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186113 | Consumer Discretionary22266M104
Holdings [Line Items]
Percent of Total Investments	94.80%
C000186113 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	4.90%
C000186113 | Equity OptionAZO P3500_20260323_L_GOL
Holdings [Line Items]
Percent of Total Investments	0.30%
C000186113 | Health Care52886N133
Holdings [Line Items]
Percent of Total Investments	0.00%
C000186113 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000186113 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000186113 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000186113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000186113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000186113 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000186113 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000186113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000186113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000186113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000186113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000186113 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000186113 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000186113 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000186113 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000186113 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000186113 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000186113 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000186113 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000186113 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C000186113 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000186113 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(21.90%)
C000186113 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(32.80%)